Defined benefit plan - Allocation of Plan Assets (Details)	Jun. 30, 2022
Disclosure of defined benefit plans [abstract]
Cash	1.00%
Bonds	60.10%
Equities	25.70%
Properties	10.10%
Other	3.10%
Total	100.00%